Restricted cash, time deposit and investment (Tables)	12 Months Ended
Dec. 31, 2019
Restricted cash, time deposit and investment
Schedule of restricted cash, time deposit and investment

	As of December 31,
	2018	2019
	RMB	RMB
Current:
Restricted cash	—	56,265
Restricted time deposit	142,411	193,505
Total	142,411	249,770

Non-current:
Restricted cash	—	82,207
Restricted time deposit	—	4,000
Restricted wealth management products	—	38,200
Total	—	124,407